Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of fair value of stock options issued
	Year Ended December 31,
	2021	2020
Expected volatility	51.21%	59.50%
Expected term (years)	6.25	6.25
Expected dividends	None	None
Risk-free rate	1.34%	0.65%

Schedule of summarizes stock option activity
	Number of Shares	Weighted Average Exercise Price per Unit	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
	(in thousands, except per share data)
Options outstanding at December 31, 2020	5,622	$0.15	$9.66	$6,481
Recapitalization Impact	(3,604)	0.27		—
Outstanding at December 31, 2020	2,018	$0.42	$9.66	$6,481
Granted	63	5.06	—	—
Cancelled	126	0.34	—	—
Exercised	5	0.10	—	—
Options outstanding at December 31, 2021	1,950	$0.54	$8.51	$16,519

Options exercisable at December 31, 2021	1,146	$0.45	$8.36	$9,526
Options exercisable at December 31, 2020	714	$0.64	$9.47	$2,205
Unvested at December 31, 2021	804	$0.67	$8.73	$6,503
Unvested at December 31, 2020	1,304	$0.32	$9.79	$161

Schedule of summarizes RSA and RSU activity
	Restricted Stock Units	Restricted Stock Awards	Total Restricted Awards	Weighted- Average Grant-Date Fair Value
	(in thousands, except per share data)
Units nonvested at January 1, 2021	472	-	472	$1.28
Recapitalization Impact	(304)	-	(304)	2.39
Units nonvested at January 1, 2021	168	-	168	$3.67
Units granted in 2021	2,821	1,070	3,891	9.31
Units vested in 2021	93	-	93	3.77
Units nonvested at December 31, 2021	2,896	1,070	3,966	$9.20